Intangible assets, net	6 Months Ended
Jun. 30, 2022
Intangible assets, net
Intangible assets, net

6.Intangible assets, net

The following table presents the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Customer relationships	3,300	3,300
Trade names	4,822	4,822
Developed technology	17,833	17,833
Total Intangible assets	25,955	25,955
Less: accumulated amortization	(8,244)	(10,341)
impairment	—	(15,614)
Intangible assets, net	17,711	—

The Company acquired Longye on January 13, 2020 and identified the intangible assets of customer relationships, trade names and developed technology. The intangible assets are amortized using straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 3 to 10 years. Amortization expense were RMB2.1 million and RMB2.1 million for the six months ended June 30, 2021 and 2022, respectively. Impairment was nil and RMB 15.6 million for the six months ended June 30, 2021 and 2022, respectively.